Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 3,060,642	$ 1,998,429
Cost of sales and operating expenses (note 10)	(2,351,949)	(1,774,429)
Depreciation and amortization (note 10)	(232,225)	(228,054)
Argentina gas settlement	0	32,500
Operating income	476,468	28,446
Earnings of associate (note 6)	75,995	19,930
Finance costs (note 11)	(94,955)	(90,060)
Finance income and other expenses	13,377	4,180
Income (loss) before income taxes	470,885	(37,504)
Income tax recovery (expense) (note 15):
Current	(85,504)	(54,677)
Deferred	(10,284)	63,956
Tax expense (income), continuing operations	(95,788)	9,279
Net income (loss)	375,097	(28,225)
Attributable to:
Methanex Corporation shareholders	316,135	(12,545)
Non-controlling interests (note 23)	58,962	(15,680)
Net income (loss)	$ 375,097	$ (28,225)
Income (loss) per common share for the period attributable to Methanex Corporation shareholders:
Basic net income (loss) per common share (note 12) (in usd per share)	$ 3.64	$ (0.14)
Diluted net income (loss) per common share (note 12) (in usd per share)	$ 3.64	$ (0.14)
Weighted average number of common shares outstanding	86,768,589	89,783,883
Diluted weighted average number of common shares outstanding	86,824,948	89,783,883